Long-term Debt - Schedule of Future Minimum Repayments of Revolving Credit Facilities and Term Loans (Detail) - Seaspan [Member] - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Long-term debt	$ 3,060.6	$ 3,487.5
Term Loans [Member]
Debt Instrument [Line Items]
2020	168.4
2021	252.5
2022	154.3
2023	243.4
2024	840.0
Thereafter	140.8
Long-term debt	1,799.4
Revolving Credit Facilities [Member]
Debt Instrument [Line Items]
2020	197.9
2021	50.7
2022	387.4
2023	72.6
2024	158.4
Thereafter	0.0
Long-term debt	$ 867.0